SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

Stock based compensation:

During the six-month period ended June 30, 2015, the Company's Board of Directors granted 243,500 options to purchase Ordinary shares of the Company to employees, directors and non-employees. The exercise prices for such options are from $ 6.5 to $ 8.1 per share, with vesting to occur in up to 4 years.

The following table presents the assumptions used to estimate the fair values of the options granted in the periods presented:

	Six months ended June 30,
	2015	2014

Volatility	51%-60%	60%-76%
Risk-free interest rate	1.43%-1.77%	1.38%-1.80%
Dividend yield	0%	0%
Expected life (years)	4.8-6.0	4.6 – 6.0

Weighted average fair value of options granted during the six- month period ended June 30, 2015 and 2014 were $ 3.38 and $ 5.11, respectively.

During the six-month period ended June 30, 2015 and 2014, the Company recorded share based compensation in a total amount of $ 1,713 and $ 1,623, respectively.

As of June 30, 2015, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 5,859, which is expected to be recognized over a weighted average period of approximately 2.27 years.